Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends relating to reporting year:
First interim ordinary dividend (in GBP per share)	£ 0.1567	£ 0.1450	£ 0.1293
Second interim ordinary dividend (in GBP per share)	0.3368	0.3250	0.3057
Total (in GBP per share)	£ 0.4935	£ 0.4700	£ 0.4350
First interim ordinary dividend	£ 406	£ 375	£ 333
Second interim ordinary dividend	873	841	789
Total	£ 1,279	£ 1,216	£ 1,122
Dividends paid in reporting year:
Current year first interim ordinary dividend (in GBP per share)	£ 0.1567	£ 0.1450	£ 0.1293
Second interim ordinary dividend/final ordinary dividend for prior year (in GBP per share)	0.3250	0.3057	0.2647
Special dividend for prior year (in GBP per share)			0.1000
Total (in GBP per share)	£ 0.4817	£ 0.4507	£ 49.4000
Current year first interim ordinary dividend	£ 404	£ 373	£ 332
Second interim ordinary dividend/final ordinary dividend for prior year	840	786	679
Special dividend for prior year			256
Total	£ 1,244	£ 1,159	£ 1,267